Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share [Line Items]
Schedule of changes in allowance for credit losses
The following table presents changes in the allowance for credit losses for the nine months ended September 30, 2023:

Balance—January 1, 2023	$107,860
Change in provision for credit losses	(103,981)

Balance—September 30, 2023	$3,879

Schedule of Capitalized deferred offering costs
Capitalized deferred offering costs consisted of the following, as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
SPAC-related legal fees	$2,031,323	$1,264,914
Investment bank advisory services	135,000	135,000
Federal Trade Commission filing fees	125,020	125,020

Total deferred offering costs capitalized	$2,291,343	$1,524,934

Capitalized deferred offering costs consisted of the following, as of December 31, 2022:

December 31, 2022
SPAC Specific legal fees	$1,264,914
Investment bank Advisory Services	135,000
Federal Trade Commission filing fees	125,020

Total deferred offering costs capitalized	$1,524,934

Schedule of basic and diluted net income per share
The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of September 30,
	2023	2022
Numerator:
Net loss attributable to common stock—basic and diluted	$(8,033,477)	$(9,006,585)
Denominator:
Weighted average shares—basic and diluted	8,164,050	8,038,527
Net loss per share attributable to common stock—basic and diluted	$(0.98)	$(1.12)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of December 31,
	2022	2021
Numerator:
Net loss attributable to common stock-basic and diluted	$(15,468,502)	$(9,981,629)
Denominator:
Weighted average shares-basic and diluted	8,150,270	7,557,173
Net loss per share attributable to common stock-basic and diluted	$(1.90)	$(1.32)

Schedule of Securities that were excluded from loss per share as their effect would be anti-dilutive
Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of September 30,
	2023	2022
Options	1,110,209	860,174
Convertible preferred stock	2,328,823	2,328,823

Total	3,439,032	3,188,997

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2022	2021
Restricted stock	—	739,932
Options	603,578	781,715
Convertible preferred stock	2,328,823	2,328,823

Total	2,932,401	3,850,470

7GC Co Holdings INC [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share [Line Items]
Schedule of basic and diluted net income per share
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the three months ended September 30, 2023		For the three months ended September 30, 2022		For the nine months ended September 30, 2023		For the nine months ended September 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator: Net income (loss)
Allocation of net (loss) income, as adjusted	$(166,056)	$(286,764)	$800,767	$200,192	$(870,633)	$(1,123,460)	$8,417,320	$2,104,330
Denominator: Weighted Average Shares
Basic and diluted weighted average shares outstanding	3,329,638	5,750,000	23,000,000	5,750,000	4,455,999	5,750,000	23,000,000	5,780,000
Basic and diluted net (loss) income (loss) per common share	$(0.05)	$(0.05)	$0.03	$0.03	$(0.20)	$(0.20)	$0.37	$0.37

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Year Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$7,544,075	$1,894,106	$9,301,767	$2,325,442
Denominator:
Basic and diluted weighted average common shares outstanding	22,901,791	5,750,000	23,000,000	5,750,000

Basic and diluted net income per common share	$0.33	$0.33	$0.40	$0.40